Offerings - Offering: 1	Dec. 16, 2025 USD ($)
Offering:
Fee Previously Paid	false
Rule 0-11	true
Transaction Valuation	$ 7,088,068.60
Fee Rate	0.01381%
Amount of Registration Fee	$ 978.86